Associates and joint ventures	12 Months Ended
Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures

5 Associates and joint ventures

	2017		2016		2015

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	14,085	4,794	16,491	5,997	11,186	4,215

Profit from operations*	4,342	24,854	9,379	3,740	6,117	2,391

Net finance costs	(279)	(116)	(477)	(200)	(335)	(139)

Profit on ordinary activities before taxation	4,063	24,738	8,902	3,540	5,782	2,252

Taxation on ordinary activities	(1,441)	(522)	(3,280)	(1,308)	(2,545)	(1,013)

Profit on ordinary activities after taxation	2,622	24,216	5,622	2,232	3,237	1,239

Non-controlling interests	(22)	(7)	(17)	(5)	(12)	(3)

Post-tax results of associates and joint ventures	2,600	24,209	5,605	2,227	3,225	1,236

Comprised of:

– adjusted share of post-tax results of associates and joint ventures	2,785	1,012	3,461	1,327	2,501	943

– issue of shares and change in shareholding	98	29	36	11	74	22

– gain on deemed divestment of RAI	–	23,288	–	–	–	–

– gain on disposal of assets	–	–	2,231	941	879	371

– other	(283)	(120)	(123)	(52)	(229)	(100)

	2,600	24,209	5,605	2,227	3,225	1,236

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2017, 2016 and 2015.

(a) Adjusting items

In 2017, the Group’s interest in ITC Ltd. (ITC) decreased from 29.89% to 29.71% (2016: 30.06% to 29.89%; 2015: 30.26% to 30.06%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £29 million (2016: £11 million; 2015: £22 million), which is treated as a deemed partial disposal and included in the income statement.

On 25 July 2017, the Group announced the completion of the acquisition of the 57.8% of RAI the Group did not already own. As at this date RAI ceased to be reported as an associate and has become a fully owned subsidiary.  Accordingly, as at that date, the Group was deemed to divest its investment in Reynolds as an associate and consolidated RAI in accordance with IFRS 10 Consolidated Financial Statements.  This resulted in a gain of £23,288 million that has been reported in the Group’s share of post-tax results of associates and joint ventures.

In 2017, due to a deterioration in the financial performance of Tisak d.d. (Tisak), linked to the financial difficulties associated with a third-party distributor (Agrokor) in Croatia, the Group impaired the carrying value of this investment. This resulted in a charge of £27 million to the income statement that has been reported as an “other” adjusting item.

In 2016, RAI recognised a gain in relation to the sale of the international rights to Natural American Spirit to the Japan Tobacco Group of companies (JT) of US$4,861 million. The Group’s share of this net gain amounted to £941 million (net of tax). In 2015, RAI recognised a gain on the related divestiture of assets, following the Lorillard, Inc. (Lorillard) acquisition, of US$3,288 million. The Group’s share of this net gain amounted to £371 million (net of tax).

5 Associates and joint ventures continued

RAI has also recognised amounts in the Group’s consolidated statements of income as “other”. In 2017, this includes transaction costs associated with the acquisition by the Group of US$125 million, the Group’s share of which is £33 million (net of tax) (2016: £nil million; 2015: £nil million), deferred tax charges in respect of temporary differences on trademarks of US$51 million, the Group’s share of which is £18 million (2016: £nil million; 2015: £nil million), restructuring charges of US$79 million, the Group’s share of which is £14 million (net of tax) (2016: US$36 million, the Group’s share of which is £7 million; 2015: US$223 million and £39 million, respectively) and costs in respect of a number of Engle progeny lawsuits and other tobacco litigation charges that amounted to US$162 million, the Group’s share of which is £32 million (net of tax) (2016: US$86 million, the Group’s share of which is £17 million (net of tax); 2015: US$152 million, the Group’s share of which is £26 million (net of tax)). Additionally, there is income of US$17 million (2016: US$6 million; 2015: US$108 million) related to the Non-Participating Manufacturer (NPM) Adjustment claims of the states no longer challenging the findings of non-diligence entered against them by an Arbitration Panel, the Group’s share of which is £4 million (net of tax) (2016: £2 million; 2015: £18 million). The remaining costs in 2016 includes income relating to the early termination of the Manufacturing Agreement between BATUS Japan Inc. and RJRT (see note 27) of US$90 million, the Group’s share of which is £18 million (net of tax) (2015: US$ nil million and £nil million, respectively) and transaction costs of US$5 million (2015: US$54 million) and financing costs of US$243 million (2015: US$60 million), connected with the acquisition of Lorillard, the Group's share is £1 million (net of tax) (2015: £12 million) and £47 million of financing costs (2015: £10 million). The remaining costs in 2015 of US$99 million are primarily in respect of asset impairment and exit charges, the Group's share of which is £25 million (net of tax).

(b) Master Settlement Agreement

For information on the Master Settlement Agreement applicable to RAI as an associate for the period up to and including 24 July 2017, see note 3(d).

(c) Other financial information

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2017	2016	2015

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	24,209	2,227	1,236

Other comprehensive income:

Differences on exchange	(923)	1,425	336

Net fair value gains/(losses) on available-for-sale investments	5	(10)	1

Actuarial gains relating to pensions and other post-retirement benefits (note 19)	25	20	3

Total comprehensive income (note 11)	23,316	3,662	1,576

Summarised financial information of the Group’s associates and joint ventures is shown below.

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

*	The information presented above for RAI is for the period from 1 January 2017 up to and including 24 July 2017. Further information is presented in note 24(a).

5 Associates and joint ventures continued

	2016

	RAI £m	ITC £m	Others £m	Total £m

Revenue	9,224	5,350	1,917	16,491

Profit on ordinary activities before taxation	7,111	1,743	48	8,902

Post-tax results of associates and joint ventures	4,457	1,114	34	5,605

Other comprehensive income	3,125	712	(178)	3,659

Total comprehensive income	7,582	1,826	(144)	9,264

	2015

	RAI £m	ITC £m	Others £m	Total £m

Revenue	6,986	3,839	361	11,186

Profit on ordinary activities before taxation	4,250	1,505	27	5,782

Post-tax results of associates and joint ventures	2,203	1,005	17	3,225

Other comprehensive income	684	43	(24)	703

Total comprehensive income	2,887	1,048	(7)	3,928

1	BAT Annual Report and Form 20-F 2017